INVESTMENTS (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Investment allowance for credit losses	$ 0	$ 0	$ 0	$ 0
Flyhomes Inc [Member]
Minority equity interest	2.30%		2.30%
Equity investment	$ 2,250,000		$ 2,250,000
Minimum [Member]
Investment portfolio maturity period			1 year
Maximum [Member]
Investment portfolio maturity period			20 years